Discontinued Operations and Assets Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 4,667	£ 4,472	£ 3,997
Net fee and commission income	296	324	280
Other operating income	213	210	267
Total operating income	5,176	5,006	4,544
Operating expenses before credit impairment charges, provisions and charges	(2,485)	(2,370)	(2,540)
Credit impairment charges	(206)
Provisions for other liabilities and charges	(336)	(421)	(379)
Total operating credit impairment charges, provisions and charges	(542)	(742)	(146)
Profit from discontinued operations before tax	0	0	44
Tax on profit from discontinued operations	0	0	(12)
Profit from discontinued operations after tax	0	0	32
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	0	0	33
Net fee and commission income	0	0	34
Other operating income	0	0	2
Total operating income	0	0	69
Operating expenses before credit impairment charges, provisions and charges	0	0	(32)
Credit impairment charges	0	0	11
Provisions for other liabilities and charges	0	0	(4)
Total operating credit impairment charges, provisions and charges	£ 0	£ 0	£ 7